Income taxes (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($)
Income Taxes
Period of statute of limitations, if underpayment of income taxes is due to computational errors	3 years	3 years
Components of income tax expense
Total tax expenses	¥ 1,222,704	$ 191,869	¥ 1,130,016	¥ 983,554
Undistributed earnings of the Group's subsidiaries and the VIEs in the PRC	23,111,400		19,137,900
Provision for the Chinese dividend withholding taxes	0		0
Deferred income tax liability not recorded in respect of undistributed earnings	155,600		956,900
Reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates
Income before income tax and share of (loss) income of equity method investees	5,873,275		7,019,357	4,942,805
Computed income tax expense at PRC EIT tax rate	1,468,319		1,754,839	1,235,701
Effect of non-deductible expenses, including:
Share-based compensation expenses	160,204		134,324	163,033
Other non-deductible expenses	32,390		27,497	36,838
Effect of different tax rates of subsidiaries operating in other jurisdiction	79,923		(152,863)	17,834
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(538,797)		(580,608)	(562,898)
Effect of non-taxable income	(51,395)		(90,265)	(15,800)
Change in valuation allowance	72,060		37,092	108,846
Total tax expenses	1,222,704	$ 191,869	1,130,016	983,554
Aggregate amount and per share effect of the tax holidays and tax concessions
The aggregate effect	538,797		580,608	¥ 562,898
Deferred tax assets:
Net operating loss carry forwards	461,974		300,544
Allowance for doubtful debts	11,100		11,792
Impairment of other investments	37,836		27,919
Inventory write-down	273,080		268,094
Payroll payable and other accruals	4,675		5,587
Deferred income	339,230		326,610
Impairment of property and equipment	119,778		105,961
Impairment of land use rights	13,752		13,752
Others	4,421		1,771
Less: valuation allowance	(505,823)		(433,763)
Total deferred tax assets-non current	760,023		628,267		$ 119,264
Deferred tax liability:
Fair value adjustments of long-lived assets from business acquisition	389,359		382,434
Revaluation of other investments	685		7,363
Others	47,158		43,198
Total deferred tax liability-non-current	¥ 437,202		¥ 432,995
Class A and Class B ordinary share
Aggregate amount and per share effect of the tax holidays and tax concessions
Per share effect - basic (in dollars per share) | ¥ / shares	¥ 3.96		¥ 4.30	¥ 4.22
Per share effect - diluted (in dollars per share) | ¥ / shares	¥ 3.88		¥ 4.21	¥ 4.14
China operations
Components of income tax expense
Current tax	¥ 1,374,720		¥ 1,256,086	¥ 974,207
Deferred tax	(152,016)		(126,070)	9,347
Reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates
Income before income tax and share of (loss) income of equity method investees	5,593,215		6,284,697	5,161,228
Non-China operations
Reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates
Income before income tax and share of (loss) income of equity method investees	¥ 280,060		734,660	¥ (218,423)
Pinwei Software
Income Taxes
Income tax beneficial rate	15.00%	15.00%
Guangzhou Pinwei Software Co., Ltd
Income Taxes
Preferential tax rate (as a percent)	10.00%	10.00%
Income tax beneficial rate	15.00%	15.00%
HNTE qualification reapplication period	3 years	3 years
Cayman Islands
Income Taxes
Withholding tax upon payments of dividends (as a percent)	0.00%	0.00%
Hong Kong | First Two Million Hong Kong Dollars Of Profit [Member]
Income Taxes
Current rate of taxation (as a percent)	8.25%	8.25%
Hong Kong | After Two Million Hong Kong Dollars Of Profit [Member]
Income Taxes
Current rate of taxation (as a percent)	16.50%	16.50%
People's Republic of China
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%
Period of statute of limitations under special circumstances not clearly defined	5 years	5 years
Minimum underpayment of income tax liability subject to five years statute of limitations	¥ 100	$ 16
Period of statute of limitations in case of transfer pricing related adjustment	10 years	10 years
Components of income tax expense
Withholding tax rate for dividends paid by PRC subsidiaries (as a percent)	10.00%	10.00%
Threshold percentage ownership by residents which meet the criteria of beneficial owner in the Hong Kong SAR for withholding tax (as a percent)	25.00%				25.00%
Withholding tax rate for subsidiary 25% or more directly owned by residents which meet the criteria of beneficial owner in Hong Kong SAR (as a percent)	5.00%	5.00%
Deferred tax liability:
Tax loss carried forward of certain subsidiaries and VIEs	¥ 65,300		0
People's Republic of China | Tax Year 2022 to 2026 [Member]
Deferred tax liability:
Tax loss carried forward of certain subsidiaries and VIEs	¥ 1,620,000		¥ 1,270,000
People's Republic of China | Vipshop Jianyang
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%
People's Republic of China | Vipshop Chongqing
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%
People's Republic of China | Vipshop Zhuhai
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%